Shareholder Report, Average Annual Return (Details)	12 Months Ended	60 Months Ended	120 Months Ended
	Nov. 30, 2025	Nov. 30, 2025	Nov. 30, 2025
Without Sales Load [Member] | C000131515
Average Annual Return [Line Items]
Average Annual Return, Percent	14.81%	6.17%	6.30%
Without Sales Load [Member] | C000079787
Average Annual Return [Line Items]
Average Annual Return, Percent	14.57%	5.95%	6.09%
Without Sales Load [Member] | C000131514
Average Annual Return [Line Items]
Average Annual Return, Percent	18.08%	14.57%	16.68%
Without Sales Load [Member] | C000065109
Average Annual Return [Line Items]
Average Annual Return, Percent	17.79%	14.29%	16.40%
Without Sales Load [Member] | C000131513
Average Annual Return [Line Items]
Average Annual Return, Percent	14.49%	11.90%	11.82%
Without Sales Load [Member] | C000012979
Average Annual Return [Line Items]
Average Annual Return, Percent	14.22%	11.64%	11.56%
Without Sales Load [Member] | C000160667
Average Annual Return [Line Items]
Average Annual Return, Percent	5.53%	1.73%	2.58%
Without Sales Load [Member] | C000160666
Average Annual Return [Line Items]
Average Annual Return, Percent	5.19%	1.48%	2.34%
Bloomberg Emerging Markets Large, Mid & Small
Average Annual Return [Line Items]
Average Annual Return, Percent	25.32%	5.40%	8.40%
Bloomberg Emerging Markets Large, Mid & Small
Average Annual Return [Line Items]
Average Annual Return, Percent	25.32%	5.40%	8.40%
Bloomberg US Large Cap Total Return Index
Average Annual Return [Line Items]
Average Annual Return, Percent	15.17%	14.89%	14.75%
Bloomberg US Large Cap Total Return Index
Average Annual Return [Line Items]
Average Annual Return, Percent	15.17%	14.89%	14.75%
Bloomberg US Large Cap Total Return Index
Average Annual Return [Line Items]
Average Annual Return, Percent	15.17%	14.89%	14.75%
Bloomberg US Large Cap Total Return Index
Average Annual Return [Line Items]
Average Annual Return, Percent	15.17%	14.89%	14.75%
Bloomberg Global Aggregate Bond Index
Average Annual Return [Line Items]
Average Annual Return, Percent	5.57%	(1.94%)	1.29%
Bloomberg Global Aggregate Bond Index
Average Annual Return [Line Items]
Average Annual Return, Percent	5.57%	(1.94%)	1.29%
Bloomberg Custom Sukuk
Average Annual Return [Line Items]
Average Annual Return, Percent	6.78%
FTSE IdealRatings Sukuk Index
Average Annual Return [Line Items]
Average Annual Return, Percent	6.84%	1.86%	3.61%
Bloomberg Custom Sukuk
Average Annual Return [Line Items]
Average Annual Return, Percent	6.78%
FTSE IdealRatings Sukuk Index
Average Annual Return [Line Items]
Average Annual Return, Percent	6.84%	1.86%	3.61%